Pearson Investment	12 Months Ended
Apr. 29, 2017
Pearson Investment
16.	Pearson Investment

On December 21, 2012, the LLC entered into an agreement with a subsidiary of Pearson plc (Pearson) to make a strategic investment in the LLC. That transaction closed on January 22, 2013, and Pearson invested approximately $89,500 of cash in the LLC in exchange for preferred membership interests representing a 5% equity stake in the LLC. Following the closing of the transaction, Barnes & Noble owned approximately 78.2% of the LLC and Microsoft owned approximately 16.8%. The preferred membership interests had a liquidation preference equal to the original investment. In addition, the LLC granted warrants to Pearson to purchase up to an additional 5% of the LLC under certain conditions. Upon the completion of the acquisition of Pearson’s interest in the LLC, as stated below, the temporary equity was converted to permanent equity.

On December 22, 2014, Barnes & Noble entered into a Purchase Agreement (the Pearson Purchase Agreement) among Barnes & Noble, Barnes & Noble Education, NOOK Media Member Two LLC, a Delaware limited liability company (NOOK Member Two), Pearson Education, Inc. (Pearson Education) and Pearson Inc., pursuant to which Barnes & Noble Education and NOOK Member Two purchased from Pearson Education all of its convertible Series B preferred limited liability company interest in the LLC and all of its warrants to purchase additional Series B preferred limited liability company interests, in exchange for an aggregate purchase price equal to (i) $13,750 in cash and (ii) 602,927 shares of common stock, par value $0.001 per share, of Barnes & Noble. The transactions under the Pearson Purchase Agreement closed on December 22, 2014. The Company accounted for this transaction in accordance with ASC 810-10 and it accordingly was reflected as an equity transaction. As a condition to closing, the parties entered into an amended and restated Digital Business Contingent Payment Agreement, pursuant to which a Digital Business Contingent Payment Agreement dated as of December 3, 2014, by and between Barnes & Noble, the LLC and Pearson, was amended and restated to include provisions consistent with the Digital Business Contingent Payment Agreement entered into with Morrison on December 3, 2014.